Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 1,161	$ 1,026
Gross, deferred tax liabilities, beginning balance	(1,778)	(1,823)
Net, deferred tax liability (asset), beginning balance	(617)	(797)
(Charged)/credited to income	35	192
(Charged)/credited to equity	(19)	8
(Charged) to other comprehensive income	(43)	(20)
Impact of business combination	(66)
Impact of asset acquisitions	57
Gross deferred tax assets, ending balance	1,339	1,161
Gross, deferred tax liabilities, ending balance	(1,992)	(1,778)
Net, deferred tax liability (asset), ending balance	(653)	(617)
Property, plant & equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	28	24
Gross, deferred tax liabilities, beginning balance	(246)	(215)
Net, deferred tax liability (asset), beginning balance	(218)	(191)
(Charged)/credited to income	(57)	(27)
(Charged)/credited to equity	0	0
(Charged) to other comprehensive income	0	0
Impact of business combination	(1)
Impact of asset acquisitions	0
Gross deferred tax assets, ending balance	31	28
Gross, deferred tax liabilities, ending balance	(307)	(246)
Net, deferred tax liability (asset), ending balance	(276)	(218)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	5	5
Gross, deferred tax liabilities, beginning balance	(1,382)	(1,519)
Net, deferred tax liability (asset), beginning balance	(1,377)	(1,514)
(Charged)/credited to income	102	137
(Charged)/credited to equity	0	0
(Charged) to other comprehensive income	0	0
Impact of business combination	(250)
Impact of asset acquisitions	0
Gross deferred tax assets, ending balance	4	5
Gross, deferred tax liabilities, ending balance	(1,529)	(1,382)
Net, deferred tax liability (asset), ending balance	(1,525)	(1,377)
Pensions and other benefit obligations of associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	116	128
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax liability (asset), beginning balance	116	128
(Charged)/credited to income	1	1
(Charged)/credited to equity	0	(2)
(Charged) to other comprehensive income	(38)	(11)
Impact of business combination	0
Impact of asset acquisitions	0
Gross deferred tax assets, ending balance	79	116
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	79	116
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	372	381
Gross, deferred tax liabilities, beginning balance	(23)	(23)
Net, deferred tax liability (asset), beginning balance	349	358
(Charged)/credited to income	(23)	(9)
(Charged)/credited to equity	0	0
(Charged) to other comprehensive income	0	0
Impact of business combination	0
Impact of asset acquisitions	0
Gross deferred tax assets, ending balance	352	372
Gross, deferred tax liabilities, ending balance	(26)	(23)
Net, deferred tax liability (asset), ending balance	326	349
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	188	174
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax liability (asset), beginning balance	188	174
(Charged)/credited to income	(168)	4
(Charged)/credited to equity	12	7
(Charged) to other comprehensive income	0	3
Impact of business combination	142
Impact of asset acquisitions	57
Gross deferred tax assets, ending balance	231	188
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	231	188
Other assets, provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	452	314
Gross, deferred tax liabilities, beginning balance	(127)	(66)
Net, deferred tax liability (asset), beginning balance	325	248
(Charged)/credited to income	180	86
(Charged)/credited to equity	(31)	3
(Charged) to other comprehensive income	(5)	(12)
Impact of business combination	43
Impact of asset acquisitions	0
Gross deferred tax assets, ending balance	642	452
Gross, deferred tax liabilities, ending balance	(130)	(127)
Net, deferred tax liability (asset), ending balance	$ 512	$ 325